Jan. 31, 2025
MassMutual 20/80 Allocation Fund | MassMutual 20/80 Allocation Fund
INVESTMENT OBJECTIVE
The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 69 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%(1)	None	None

(1)
Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None
Other Expenses	0.14%	0.24%	0.34%	0.44%	0.34%	0.39%	0.34%	0.24%
Acquired Fund Fees and Expenses	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses(1)	0.57%	0.67%	0.77%	0.87%	1.02%	1.07%	1.27%	0.67%

(1)
Because Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$58	$183	$318	$714
Class R5	$68	$214	$373	$835
	1 Year	3 Years	5 Years	10 Years
Service Class	$79	$246	$428	$954
Administrative Class	$89	$278	$482	$1,073
Class R4	$104	$325	$563	$1,248
Class A	$653	$872	$1,108	$1,784
Class R3	$129	$403	$697	$1,534
Class Y	$68	$214	$373	$835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a combination of U.S. domestic and international mutual funds (“Underlying Funds”) using an asset allocation strategy. The Fund is advised by MML Investment Advisers, LLC (“MML Advisers”). Underlying Funds will include a combination of MassMutual Funds advised by MML Advisers, and may also include other, non-affiliated mutual funds. Underlying Funds may invest in various asset classes, including equity securities, fixed income securities, and money market instruments. Underlying Funds may also invest some or all of their assets in commodities or commodities-related investments.
The Fund typically invests approximately 20% of its assets in equity and similar funds and approximately 80% in fixed income funds, including money market funds. Under normal circumstances, the Fund’s asset allocation between equity and fixed income funds is generally expected to vary by no more than plus or minus ten percentage points from this target asset allocation strategy. MML Advisers will generally attempt to select Underlying Funds that it expects will provide an aggregate exposure to “junk” or “high yield” bonds (securities rated below investment grade by Moody’s or Standard & Poor’s, or unrated securities determined to be of comparable quality by the applicable adviser or subadviser), including securities in default, of not more than 10% of the Fund’s assets (although the Fund’s exposure may from time to time exceed that percentage). The Fund is designed for use as part of an overall investment strategy by an investor who is saving for, or is already in, retirement.
The Fund will normally invest most of its assets in Underlying Funds advised by MML Advisers; the Fund will normally invest no more than 30% of its assets in mutual funds not advised by MML Advisers (referred to here as “non-affiliated” funds). Non-affiliated funds may include actively managed funds, or they may be passively managed funds seeking to track the performance of a particular market index, which may be broad-based or relate to a particular sector, market, region, or industry. MML Advisers will select most of the Underlying Funds from among mutual funds advised by it even though they may have higher expense ratios or less favorable historical performance than non-affiliated funds, and MML Advisers will have no obligation to select the least expensive or best performing funds available to serve as Underlying Funds. These conflicts of interest may result in a portfolio of Underlying Funds that achieves a level of performance, or incurs higher fees, less favorable to the Fund than if MML Advisers did not consider such factors or was not subject to such conflicts of interest. There may be circumstances where MML Advisers’ possession of non-public information regarding an Underlying Fund will limit the ability of the Fund to buy or sell shares in that Underlying Fund when it might otherwise do so, which might adversely affect the investment performance of the Fund.
The table below shows the Fund’s expected approximate allocation, as of February 1, 2025, among various asset classes and Underlying Funds. MML Advisers does not intend to trade actively among Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to Underlying Funds may be affected by a variety of factors (such as, for example, whether an Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/product-performance/mutual-funds from time to time. A brief description of the Underlying Funds is included in Appendix D of the Statement of Additional Information (“SAI”).
Equity Funds	20.0%
— U.S. Large Cap Equity Funds
MassMutual Diversified Value Fund	2.4%
MassMutual Equity Opportunities Fund	2.7%
MassMutual Blue Chip Growth Fund	2.4%
MM S&P 500® Index Fund	5.0%
— U.S. Small/Mid Cap Equity Funds
Vanguard Mid-Cap Index Fund	1.4%
MassMutual Mid Cap Growth Fund	0.6%
Vanguard Small-Cap Index Fund	0.6%
MassMutual Small Cap Growth Equity Fund	0.2%
— REIT Funds
Invesco Real Estate Fund	0.4%
— International Equity Funds
MassMutual Overseas Fund	1.5%
MassMutual International Equity Fund	0.8%
Vanguard Developed Markets Index Fund	1.5%
— Emerging Markets Equity Funds
Vanguard Emerging Markets Stock Index Fund	0.6%
Fixed Income Funds	79.5%
— U.S. Fixed Income Funds
MassMutual Core Bond Fund	36.7%
MassMutual Short-Duration Bond Fund	6.4%
Vanguard Total Bond Market Index Fund	6.7%
Vanguard Long-Term Treasury Index Fund	1.7%
MassMutual Total Return Bond Fund	23.3%
— Inflation Managed Funds
MassMutual Inflation-Protected and Income Fund	0.4%
— High Yield Funds
MassMutual High Yield Fund	0.3%
MassMutual Global Floating Rate Fund	0.1%
— International Bond Funds
Invesco International Bond Fund	4.0%
Other Funds	0.5%
— Commodities Funds
DFA Commodity Strategy Fund	0.5%
Note: Above allocations may not sum up to 100% due to rounding.
Through its investments in Underlying Funds, the Fund will be exposed to a wide range of securities and other instruments with differing characteristics (such as credit quality, duration, geography, industry, and market capitalization), which may include without limitation equity securities of small-, mid-, or large-capitalization U.S. or non-U.S. issuers (including issuers that may only recently have become public companies), fixed income securities of U.S. or non-U.S. private or governmental issuers (including “junk” or “high yield” bonds, including securities in default), inflation-protected securities, bank loans, and short-term investments of any kind. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, real estate investment trusts (“REITs”), rights, and warrants. An Underlying Fund may engage in foreign currency exchange transactions, including forward contracts, options on currency, futures contracts, and swap contracts, to take long or short positions in foreign currencies in order to enhance its investment return or to attempt to protect against adverse changes in currency exchange rates. An Underlying Fund may be permitted to use a wide variety of additional exchange-traded and over-the-counter derivatives, including options, futures contracts, swap contracts (including interest rate swaps, total return swaps, and credit default swaps), and hybrid instruments. An Underlying Fund may typically use these derivatives for hedging purposes, as a substitute for direct investments, to earn additional income, to gain exposure to securities or markets in which it might not be able to invest directly, or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities. Use of derivatives by an Underlying Fund may create investment leverage. An Underlying Fund may enter into repurchase agreement transactions. An Underlying Fund may invest in mortgage-backed or other asset-backed securities. An Underlying Fund may enter into dollar roll or reverse repurchase agreement transactions. Some investments by an Underlying Fund may be restricted as to resale or otherwise considered to be illiquid. An Underlying Fund may engage in active and frequent trading and so could have a relatively high portfolio turnover rate. The Fund will bear a pro rata share of the Underlying Funds’ expenses. The Fund also bears all of the risks associated with the investment strategies used by the Underlying Funds.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes is a better comparison for the Fund’s investment strategy (Lipper Balanced Fund Index). The Fund’s name and investment strategy changed on February 1, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Average annual total returns for Class A shares of the Fund reflect any applicable sales charge. Performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	2Q ’20,	8.47%	Lowest Quarter:	2Q ’22,	–7.69%

Average Annual Total Returns (for the periods ended December 31, 2024)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

		One Year	Five Years	Ten Years
Class R5	Return Before Taxes	4.41%	2.43%	3.40%
	Return After Taxes on Distributions	3.05%	0.80%	1.89%
	Return After Taxes on Distributions and Sales of Fund Shares	2.67%	1.35%	2.12%
Class I	Return Before Taxes	4.51%	2.56%	3.51%
Service Class	Return Before Taxes	4.31%	2.35%	3.31%
Administrative Class	Return Before Taxes	4.18%	2.24%	3.21%
Class R4	Return Before Taxes	4.01%	2.07%	3.04%
Class A	Return Before Taxes	-1.70%	0.86%	2.37%
Class R3	Return Before Taxes	3.75%	1.83%	2.79%
Class Y	Return Before Taxes	4.54%	2.43%	3.41%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		1.25%	-0.33%	1.35%
Lipper Balanced Fund Index (reflects no deduction for taxes)		10.83%	6.80%	6.78%